Inverse SP 500 Strategy Fund Expense Example - Investor Class and Class H [Member] - Inverse SP 500 Strategy Fund	Aug. 01, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 148
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	848
Expense Example, with Redemption, 10 Years	1,867
Class H
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	973
Expense Example, with Redemption, 10 Years	$ 2,127